Schedule of Investments (unaudited)
April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 44.7%
Communication Services — 10.2%
Diversified Telecommunication Services — 2.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,900,000	$1,400,570 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	348,000	344,462 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,562,501	1,537,683 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	792,683	780,348 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	980,000	975,974 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	540,000	579,018 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	330,000	340,820 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	630,000	647,291 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	520,000	546,837 (a)
Total Diversified Telecommunication Services				7,153,003
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	734,700 (a)
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	536,000	486,141
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	790,000	565,664
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	810,000	807,602 (a)
Total Entertainment				2,594,107
Interactive Media & Services — 1.1%
Alphabet Inc., Senior Notes	5.650%	2/15/56	570,000	559,468
Alphabet Inc., Senior Notes	5.750%	2/15/66	690,000	671,837
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	870,000	868,565 (b)
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	880,000	818,323
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	340,000	340,986 (b)
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	230,000	230,817 (b)
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	330,000	329,999 (b)
Total Interactive Media & Services				3,819,995
Media — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	1,350,000	1,331,806 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	890,000	873,338 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	500,000	501,220 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	180,000	183,550 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	312,372 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,430,000	1,477,183 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,576,050	1,712,193
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	280,000	248,450 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	740,000	495,080
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	8,333,815	9,521,384 (a)(c)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	400,000	403,336 (a)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	330,000	327,562
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	320,000	332,401 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	440,000	371,266 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	240,000	232,814 (a)
Total Media				18,323,955
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	720,000	$516,033 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,260,000	785,525 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	333,000	334,802 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	482,000	450,266 (a)
Total Wireless Telecommunication Services				2,086,626

Total Communication Services				33,977,686
Consumer Discretionary — 5.7%
Automobile Components — 0.8%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,010,000	986,722 (a)
Cyprium Corp/Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	330,000	330,406 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	415,000	430,560 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	200,652 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	430,000	430,848 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	470,011 (a)
Total Automobile Components				2,849,199
Automobiles — 1.0%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,420,000	3,189,150 (a)
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	5.650%	3/13/46	180,000	177,634
Amazon.com Inc., Senior Notes	5.800%	3/13/56	140,000	137,890
Amazon.com Inc., Senior Notes	5.950%	3/13/66	220,000	217,164
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	400,000	369,711
Prosus NV, Senior Notes	3.061%	7/13/31	460,000	420,620 (a)
Total Broadline Retail				1,323,019
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	690,000	668,477 (a)
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp., Senior Notes	5.125%	5/1/29	310,000	309,232 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	507,605 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,767,948 (a)
Kingpin Intermediate Holdings LLC, Senior Secured Notes	7.250%	10/15/32	260,000	218,311 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	440,000	436,589 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	440,000	435,664 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	470,000	457,721 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	270,000	261,503 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	500,000	508,873 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	360,000	365,613 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	300,000	284,906
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	250,000	254,304 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	200,000	200,640 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	630,000	631,913 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	220,000	232,961 (a)
Total Hotels, Restaurants & Leisure				6,873,783
Household Durables — 0.1%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	520,000	510,375 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 1.1%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	560,000	$569,873 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	950,000	906,641 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	203,222 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,130,000	1,091,793 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	420,000	424,411 (a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	410,000	405,487 (a)
Total Specialty Retail				3,601,427

Total Consumer Discretionary				19,015,430
Consumer Staples — 0.1%
Food Products — 0.1%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	390,000	399,459 (a)

Energy — 9.2%
Energy Equipment & Services — 0.6%
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	10.000%	11/15/28	375,610	392,624 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	810,000	855,677 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	440,000	457,805 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	350,000	353,957 (a)
Total Energy Equipment & Services				2,060,063
Oil, Gas & Consumable Fuels — 8.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	370,000	369,481 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	310,000	324,466 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	330,000	336,502 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	280,000	291,503 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,300,000	1,331,210 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	260,000	253,607
Ecopetrol SA, Senior Notes	8.375%	1/19/36	570,000	591,172
Energy Transfer LP, Senior Notes	5.350%	5/15/45	480,000	431,150
EQT Corp., Senior Notes	7.500%	6/1/30	170,000	184,681
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	46,868	45,724 (d)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,030,000	1,009,325 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	125,441 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	681,949 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	2,866,216	2,981,016 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	530,000	549,538 (a)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	345,000	370,968
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,920,000	2,269,306
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	380,000	408,595 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	1,520,000	1,519,478
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	860,000	894,929 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	727,312 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	657,602
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.024%	5/30/26	610,000	611,526 (g)(h)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	530,000	545,027 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	480,000	$479,765 (a)
Range Resources Corp., Senior Notes	4.750%	2/15/30	430,000	422,131 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	240,000	254,365 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	560,000	565,814 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	875,000	906,628 (a)(g)(h)
Sunoco LP, Senior Notes	5.625%	7/15/34	750,000	740,319 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	150,000	150,874 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	910,000	852,980 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,960,000	1,939,866 (a)(g)(h)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	160,000	174,688 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	320,000	343,462 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	230,000	237,301 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	90,000	94,217 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,580,000	1,680,354 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	430,000	436,389 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	860,000	774,302
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	960,000	819,591
Total Oil, Gas & Consumable Fuels				28,384,554

Total Energy				30,444,617
Financials — 5.3%
Banks — 2.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	532,489 (a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	300,000	301,914 (a)(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	870,000	881,177 (g)(h)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,330,000	1,582,335 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	530,000	530,000 (b)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	400,000	427,994 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	930,000 GBP	1,324,707 (g)(h)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,150,000 GBP	1,516,480 (g)(h)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	360,000	361,363 (g)(h)
Total Banks				7,458,459
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	480,000	448,188 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(e)(f)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	351,749 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	798,676 (a)(g)(h)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,040,000	$1,112,468 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	411,449 (a)(g)(h)
Total Capital Markets				3,122,530
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,020,000	1,003,438 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	348,530 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	860,000	832,810 (a)(g)
Total Consumer Finance				2,184,778
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	500,000	517,978 (g)
Block Inc., Senior Notes	6.000%	8/15/33	500,000	499,437 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	160,000	160,932 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	370,026 (a)
LD Holdings Group LLC, Senior Notes	8.750%	11/1/27	210,000	197,001 (a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	580,000	501,376 (a)
Rocket Cos. Inc., Senior Notes	6.500%	8/1/29	495,000	504,870 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	330,000	335,066 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	270,000	283,698 (a)
Total Financial Services				3,370,384
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	270,000	261,600 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	560,000	585,312 (a)
Total Insurance				846,912
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	307,270 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	349,718 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				656,988

Total Financials				17,640,051
Health Care — 3.0%
Health Care Providers & Services — 1.7%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	1,080,000	1,028,700 (a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,710,000	1,683,379 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	320,000	283,949 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	230,000	217,294 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	510,000	526,656 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	690,000	732,398 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	530,000	530,562 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	502,670 (a)
Total Health Care Providers & Services				5,505,608
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	890,527	601,106 (a)(c)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — continued
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	$81,656 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	165,705	155,475 (a)(c)
Total Health Care Technology				838,237
Pharmaceuticals — 1.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	800,000	826,754 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	179,719 (a)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	360,000	317,076 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	73,688 (a)
Bausch Health Cos. Inc., Senior Secured Notes	11.000%	9/30/28	530,000	551,595 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,080,000	1,604,214
Total Pharmaceuticals				3,553,046

Total Health Care				9,896,891
Industrials — 3.6%
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	210,000	216,485 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	90,000	92,251 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	195,087 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	470,000	491,194 (a)
TransDigm Inc., Senior Notes	4.625%	1/15/29	170,000	167,884
TransDigm Inc., Senior Notes	6.125%	7/31/34	410,000	410,964 (a)
Total Aerospace & Defense				1,573,865
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	380,000	375,579 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	294,758 (a)
Total Building Products				670,337
Commercial Services & Supplies — 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	810,000	806,190
GEO Group Inc., Senior Notes	10.250%	4/15/31	760,000	816,068
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	270,000	265,931 (a)
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	330,000	326,330 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	350,000	361,449 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	500,000	501,022 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	760,000	785,087 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	220,000	227,130 (a)
Total Commercial Services & Supplies				4,089,207
Construction & Engineering — 0.1%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	249,704
Electrical Equipment — 0.4%
Babcock & Wilcox Enterprises Inc., Secured Notes	8.750%	6/30/30	870,000	869,875 (a)
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	320,000	319,977 (a)
Total Electrical Equipment				1,189,852
Ground Transportation — 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,171,000	1,138,681 (a)
Machinery — 0.3%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	840,000	874,979 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	200,000	$202,792 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	400,000	400,564 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	490,200 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	330,000	325,665
Total Passenger Airlines				1,419,221
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	310,000	324,827 (a)
Transportation Infrastructure — 0.1%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	400,000	402,135 (a)

Total Industrials				11,932,808
Information Technology — 2.7%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	348,459 (a)
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	430,000	446,337 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	753,889 (a)
Total Electronic Equipment, Instruments & Components				1,200,226
IT Services — 1.0%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	810,000	871,082 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,020,000	1,017,990 (a)(b)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	320,000	324,260 (a)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	600,000	603,942 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	280,000	282,495 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	190,000 EUR	214,454 (a)
Total IT Services				3,314,223
Semiconductors & Semiconductor Equipment — 0.2%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	350,000	358,532 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	420,000	424,566 (a)
Total Semiconductors & Semiconductor Equipment				783,098
Software — 0.7%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	330,000	315,272
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	110,000	108,099 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	80,000	76,059 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	300,000	268,955 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	380,000	374,347 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	195,017 (a)
Oracle Corp., Senior Notes	4.950%	2/4/31	570,000	557,708
Oracle Corp., Senior Notes	5.350%	5/4/33	210,000	204,257
Oracle Corp., Senior Notes	5.700%	2/4/36	300,000	288,256
Total Software				2,387,970
Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	390,000	396,177 (a)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (13.000% Cash)	13.000%	12/15/30	524,158	644,713 (a)(c)
Total Technology Hardware, Storage & Peripherals				1,040,890

Total Information Technology				9,074,866
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 1.7%
Chemicals — 0.7%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	690,000	$677,076 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	110,000	114,530
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	690,000	664,125 (a)
OCP SA, Senior Notes	6.750%	5/2/34	470,000	494,053 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	270,000	254,692
Total Chemicals				2,204,476
Metals & Mining — 0.8%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	274,956 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,470,000	1,512,433 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	970,000	954,182 (a)
Total Metals & Mining				2,741,571
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	560,000	498,972

Total Materials				5,445,019
Real Estate — 1.8%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	505,000	492,691
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	150,000 GBP	177,652
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	440,000	364,412
Trust 2401, Senior Notes	4.869%	1/15/30	390,000	379,031 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	190,000	186,818 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	330,000	345,627 (a)
Total Diversified REITs				1,946,231
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	350,000	357,561 (a)
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	224,746	30,903 (c)(d)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	6.750%	5/15/28	280,000	280,183 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	460,000	471,993 (a)
Total Real Estate Management & Development				783,079
Specialized REITs — 0.9%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	1,030,000	1,030,244 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	710,000	719,588 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	210,000	211,085 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	850,000	834,529 (a)
Total Specialized REITs				2,795,446

Total Real Estate				5,882,317
Utilities — 1.4%
Electric Utilities — 1.3%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	630,000	645,606 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	370,000	374,544 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,550,000	1,540,152 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	180,000	179,398 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pampa Energia SA, Senior Notes	7.950%	9/10/31	370,000	$391,127 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	136,389 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	330,000	330,590 (a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	560,000	562,415 (a)
Total Electric Utilities				4,160,221
Independent Power and Renewable Electricity Producers — 0.1%
TransAlta Corp., Senior Notes	6.500%	3/15/40	350,000	350,614

Total Utilities				4,510,835
Total Corporate Bonds & Notes (Cost — $147,177,959)				148,219,979
Collateralized Mortgage Obligations(j) — 19.2%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	5.497%	9/15/34	1,100,000	1,089,431 (a)(g)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	13.525%	7/25/36	214,095	200,677 (g)
Angel Oak Mortgage Trust, 2022-3 A3	4.123%	1/25/67	911,459	848,401 (a)(g)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.098%	10/15/34	965,000	967,567 (a)(g)
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	624,282
BANK, 2024-BNK48 A5	5.053%	10/15/57	665,000	668,380
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 D	3.250%	2/15/50	1,150,000	1,087,305 (a)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	5.000%	5/19/43	500,000	501,250 (a)(b)(g)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	702,778	705,385 (a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.601%	4/15/34	1,050,000	1,039,983 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.343%	5/15/34	1,056,097	1,058,625 (a)(g)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.405%	8/15/42	170,000	170,696 (a)(g)
BX Commercial Mortgage Trust, 2026-CSMO D (1 mo. Term SOFR + 2.450%)	6.105%	2/15/43	990,000	996,703 (a)(g)
BX Commercial Mortgage Trust, 2026-VLT9 E (1 mo. Term SOFR + 4.250%)	7.905%	3/15/45	680,000	681,516 (a)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	5.706%	9/15/34	1,053,253	1,053,130 (a)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.345%	4/15/41	941,109	943,833 (a)(g)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.111%	8/19/43	620,000	620,385 (a)(g)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,867
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.984%	9/15/50	19,572,112	170,782 (g)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/12/40	950,000	969,502 (a)(g)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	1,100,000	1,023,268 (a)(g)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.323%	6/18/42	1,100,000	1,103,392 (a)(g)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.255%	10/15/42	664,562	668,841 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN12 M2 (30 Day Average SOFR + 2.750%)	6.395%	11/25/45	850,000	848,949 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	8.395%	1/25/51	510,000	568,613 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.145%	10/25/33	590,000	666,103 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.045%	10/25/41	860,000	869,547 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	8.395%	2/25/42	1,220,000	1,255,593 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.963%	11/25/57	3,694,144	1,398,806 (g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,049,325	$1,035,845 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.107%	9/25/47	620,133	453,197 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.860%	7/25/39	647,692	651,982 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.010%	1/25/40	670,000	679,058 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	6.795%	12/25/41	670,000	678,501 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.595%	2/25/45	1,360,000	1,363,257 (a)(g)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.111%	1/16/61	1,225,215	95,886 (g)
Greystone CRE Notes LLC, 2025-HC4 AS (1 mo. Term SOFR + 2.240%)	5.895%	10/15/42	900,000	901,163 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	845,000	854,675 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.402%	11/15/32	1,030,000	1,021,260 (a)(g)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	386,061	341,781 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.169%	4/25/36	1,044,533	913,964 (a)(g)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.675%	6/20/35	1,318,257	1,242,710 (g)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.092%	10/15/41	924,533	930,033 (a)(g)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	4.409%	8/25/35	34,193	32,687 (g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.309%	11/25/36	896,358	803,256 (g)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.070%	8/15/38	932,343	923,903 (a)(g)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	4.981%	2/18/40	990,000	990,951 (a)(g)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.402%	2/18/40	460,000	458,558 (a)(g)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.151%	2/18/40	390,000	389,073 (a)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.202%	11/18/39	975,000	977,682 (a)(g)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	313,525	315,741 (a)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.905%	3/15/36	850,000	847,279 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.522%	12/15/48	101,147	99,430 (g)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.218%	12/15/38	1,050,000	989,464 (a)(g)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.168%	10/15/54	8,600,023	310,604 (g)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.269%	4/25/35	762,722	671,475 (g)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	384,871	382,308 (a)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	841,202
MSWF Commercial Mortgage Trust, 2023-2 C	7.245%	12/15/56	930,000	991,616 (g)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	7.510%	3/25/50	1,023,572	1,040,843 (a)(g)
Multifamily Trust, 2016-1 B	0.229%	4/25/46	173,019	168,086 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	254,031 (a)(g)
New Residential Mortgage Loan Trust, 2017-5A B5	5.698%	6/25/57	532,413	506,524 (a)(g)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	669,495	662,922 (a)
Nomura Resecuritization Trust, 2015-8R 4A4	4.020%	11/25/47	1,021,909	954,832 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	350,000	349,461 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L G	9.631%	11/5/38	900,000	896,414 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	433,204	$435,776 (a)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	655,034	650,015 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,010,000	1,030,953 (a)(g)
Redwood Funding Trust, 2026-2 A	6.259%	11/27/56	1,020,000	1,019,999 (a)(b)
RIDE, 2025-SHRE D	6.972%	2/14/47	1,140,000	1,154,411 (a)(g)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. Term SOFR + 3.014%)	6.669%	5/15/38	750,000	742,889 (a)(g)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.169%	5/15/38	1,070,000	1,063,632 (a)(g)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.605%	1/15/39	850,000	848,468 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.005%	1/15/39	1,030,000	1,010,433 (a)(g)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.119%	4/25/35	1,038,919	957,264 (a)(g)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.098%	2/15/42	1,150,000	1,141,587 (a)(g)
Towd Point Mortgage Trust, 2015-1 B1	4.511%	10/25/53	1,230,000	1,177,132 (a)(g)
Verus Securitization Trust, 2023-4 B1	8.006%	5/25/68	1,050,000	1,047,185 (a)(g)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	608,741	612,883 (a)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	742,530	745,192 (a)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	670,659	663,517 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.309%	12/25/45	17,991	18,178 (g)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	650,000	646,313 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $64,567,813)				63,798,293
Senior Loans — 16.0%
Communication Services — 1.2%
Entertainment — 0.2%
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.750%)	6.402%	3/24/32	664,975	668,549 (g)(k)(l)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	230,000	230,345 (m)
Total Entertainment				898,894
Media — 1.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/3/28	654,648	140,281 (n)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.152%	6/30/28	853,528	857,049 (g)(k)(l)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.902%	5/3/28	735,280	679,380 (g)(k)(l)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.902%	12/31/31	497,707	394,709 (g)(k)(l)
Nexstar Media Inc., Term Loan B7 (1 mo. Term SOFR + 2.750%)	6.402%	3/18/33	510,000	510,281 (g)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	6.967%	3/31/31	700,000	656,761 (g)(k)(l)
Total Media				3,238,461

Total Communication Services				4,137,355
Consumer Discretionary — 2.5%
Automobile Components — 0.2%
ABC Technologies Inc., Term Loan B	11.918- 11.950%	1/2/40	607,261	584,544 (e)(f)(g)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.779%	3/30/27	68,933	160 (c)(g)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.779%	3/30/27	269,282	627 (c)(g)(k)(l)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.657%	6/29/26	432,747	1,703 (c)(g)(k)(l)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.657%	6/29/26	149,410	$36,933 (c)(g)(k)(l)
Total Automobile Components				623,967
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.200%	10/26/30	663,275	666,094 (g)(k)(l)
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.950%	9/29/32	210,000	210,446 (g)(k)(l)
Total Broadline Retail				876,540
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.657%	10/13/30	544,262	545,397 (g)(k)(l)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	650,000	437,216 (g)(k)(l)
Total Diversified Consumer Services				982,613
Hotels, Restaurants & Leisure — 0.8%
Allwyn Entertainment Financing US LLC, New Term Loan Facility B (3 mo. Term SOFR + 2.000%)	5.669%	6/2/31	327,095	321,234 (g)(k)(l)
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.413%	3/29/32	710,000	714,974 (g)(k)(l)
Kingpin Intermediate Holdings LLC, 2025 First Lien Term Loan B (1 mo. Term SOFR + 3.250%)	6.902%	9/22/32	1,007,475	883,747 (g)(k)(l)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.450%	10/1/32	760,000	758,731 (g)(k)(l)
Total Hotels, Restaurants & Leisure				2,678,686
Specialty Retail — 1.0%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.902%	6/11/31	1,038,741	1,038,741 (g)(k)(l)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 5.000%)	8.668%	3/15/33	800,000	793,084 (g)(k)(l)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	620,000	617,018 (g)(k)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	7/15/31	843,635	845,744 (g)(k)(l)
Total Specialty Retail				3,294,587

Total Consumer Discretionary				8,456,393
Consumer Staples — 0.6%
Beverages — 0.2%
Celsius Holdings Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.950%	4/1/32	657,806	661,986 (g)(k)(l)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.017%	12/23/28	622,503	430,763 (g)(k)(l)
Personal Care Products — 0.3%
Opal Bidco SAS, Term Loan Facility B4 (3 mo. Term SOFR + 3.000%)	6.700%	4/28/32	1,054,700	1,060,195 (g)(k)(l)

Total Consumer Staples				2,152,944
Financials — 3.6%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.652%	11/24/32	1,026,185	1,019,386 (g)(k)(l)
Capital Markets — 0.5%
Edelman Financial Engines Center LLC, Term Loan B	—	11/28/31	270,000	270,675 (f)(m)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	102,083	101,970 (o)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.200%	8/16/32	596,422	595,760 (g)(k)(l)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.152%	9/15/31	819,275	$814,113 (g)(k)(l)
Total Capital Markets				1,782,518
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.152%	3/12/29	764,522	758,654 (g)(k)(l)
Financial Services — 1.0%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	989,556	989,061 (g)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.152%	7/31/31	849,963	835,004 (g)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	7/31/31	248,750	244,770 (g)(k)(l)
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.152%	6/21/31	1,059,300	1,064,597 (g)(k)(l)
Total Financial Services				3,133,432
Insurance — 1.1%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.652%	1/30/32	989,975	990,321 (g)(k)(l)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	3/11/33	290,000	285,802 (g)(k)(l)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.152%	6/13/31	349,214	347,421 (g)(k)(l)
CFC Bidco Ltd., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.182%	7/1/32	887,775	860,032 (g)(k)(l)
HIG Finance 2 Ltd., 2025 Dollar Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	6.402%	4/18/30	230,156	227,584 (g)(k)(l)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.152%	7/31/31	906,165	900,814 (g)(k)(l)
Total Insurance				3,611,974
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
KREF Holdings X LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	3/5/32	891,588	870,974 (g)(k)(l)
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.402%	11/18/27	480,174	480,400 (g)(k)(l)
Starwood Property Mortgage LLC, Incremental Term Loan B2 (1 mo. Term SOFR + 2.250%)	5.902%	9/24/32	378,100	379,991 (g)(k)(l)
Total Mortgage Real Estate Investment Trusts (REITs)				1,731,365

Total Financials				12,037,329
Health Care — 2.2%
Health Care Equipment & Supplies — 0.3%
Hologic Inc., USD Initial Term Loan B (3 mo. Term SOFR + 2.250%)	5.924%	4/7/33	740,000	736,766 (g)(k)(l)
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.402%	10/23/28	167,165	167,934 (g)(k)(l)
Total Health Care Equipment & Supplies				904,700
Health Care Providers & Services — 1.2%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.402%	9/17/32	507,450	509,480 (g)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.423%	5/16/31	783,849	781,647 (g)(k)(l)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.177%	5/16/31	719,073	716,042 (g)(k)(l)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.152%	2/21/31	695,622	698,780 (g)(k)(l)
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.152%	5/30/31	746,941	750,833 (g)(k)(l)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.950%	3/31/33	500,000	485,520 (g)(k)(l)
Total Health Care Providers & Services				3,942,302
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.4%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.402%	2/15/29	349,119	$348,308 (g)(k)(l)
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.415%	3/26/32	258,050	237,682 (g)(k)(l)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.413%	12/31/30	200,447	200,673 (g)(k)(l)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.525%	12/31/30	671,583	602,746 (g)(k)(l)
Total Health Care Technology				1,389,409
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.800%	10/1/27	930,183	916,039 (g)(k)(l)

Total Health Care				7,152,450
Industrials — 2.1%
Aerospace & Defense — 0.1%
TransDigm Inc., Term Loan N (1 mo. Term SOFR + 2.500%)	6.152%	2/10/33	330,000	330,919 (g)(k)(l)
Building Products — 0.1%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	7.700%	2/20/32	357,300	356,185 (g)(k)(l)
Commercial Services & Supplies — 1.0%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.200%	1/31/31	927,302	821,492 (g)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.017%	8/31/28	1,253,224	1,242,258 (g)(k)(l)
Madison Iaq LLC, 2025 Repricing Incremental Term Loan (6 mo. Term SOFR + 2.750%)	6.378%	11/8/32	332,517	333,910 (g)(k)(l)
Pye Barker Fire & Safety LLC, Closing Date Term Loan (2 mo. Term SOFR + 2.500%)	6.163%	12/16/32	339,300	341,076 (g)(k)(l)
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan (2 mo. Term SOFR + 2.500%)	6.163%	12/16/32	50,700	50,966 (g)(k)(l)(o)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	7.950%	8/31/28	516,256	507,544 (g)(k)(l)
Total Commercial Services & Supplies				3,297,246
Electrical Equipment — 0.2%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	7.017%	6/23/28	527,811	526,821 (g)(k)(l)(m)
Machinery — 0.3%
Dynamo US Bidco Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	6.907%	9/30/31	965,355	866,406 (g)(k)(l)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	788,324	354,746 *(f)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	300,340	6,007 *(f)(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	128,195	124,990 (g)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	31,793	30,998 (g)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	62,793	61,223 (g)(k)(l)
Total Passenger Airlines				577,964
Professional Services — 0.2%
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.663%	2/4/33	900,000	851,288 (g)(k)(l)

Total Industrials				6,806,829
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 2.9%
IT Services — 0.9%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	5.902%	10/30/30	700,000	$702,625 (g)(k)(l)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.927%	10/9/31	851,443	802,668 (g)(k)(l)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	6.950%	10/28/30	975,199	770,408 (f)(g)(k)(l)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.652%	11/20/28	663,274	651,666 (f)(g)(k)(l)
VT Topco Inc., Second Amendment Term Loan	—	8/9/30	89,772	88,497 (m)
Total IT Services				3,015,864
Semiconductors & Semiconductor Equipment — 0.7%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	860,000	921,142 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	890,000	921,150 (k)(l)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	380,000	386,145 (e)(f)(g)(k)(l)
Total Semiconductors & Semiconductor Equipment				2,228,437
Software — 1.3%
Calabrio/Verint, First Out Term Loan (3 mo. Term SOFR + 4.000%)	7.673%	11/26/32	210,000	165,835 (g)(k)(l)
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	518,697	481,255 (g)(k)(l)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.502%	10/8/28	622,037	562,169 (g)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.652%	2/19/29	520,043	408,234 (g)(k)(l)
Gen Digital Inc, Additional Term Loan B1 (1 mo. Term SOFR + 1.750%)	5.402%	9/12/29	418,351	412,569 (g)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.913%	7/1/31	878,195	797,085 (g)(k)(l)
Relativity Intermediate Holdco LLC, Term Loan (1 mo. Term SOFR + 2.750%)	6.402%	1/30/33	180,000	179,250 (g)(k)(l)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.674%	4/16/32	878,141	748,615 (f)(g)(k)(l)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.163%	2/10/31	478,797	462,820 (g)(k)(l)(m)
Total Software				4,217,832

Total Information Technology				9,462,133
Materials — 0.8%
Chemicals — 0.5%
A-Ap Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 2.750%)	6.413%	9/9/31	308,438	310,110 (g)(k)(l)
ARC Falcon I Inc., Initial Term Loan B (1 mo. Term SOFR + 4.500%)	8.165%	4/1/33	490,000	460,600 (g)(k)(l)
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	501,569	487,526 (g)(k)(l)
Natgasoline LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	9.173%	3/29/30	497,250	502,635 (g)(k)(l)
Total Chemicals				1,760,871
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.902%	4/1/32	269,322	250,598 (g)(k)(l)
Clydesdale Acquisition Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.175%)	6.827%	4/13/29	270,000	258,340 (g)(k)(l)
Total Containers & Packaging				508,938
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.314%	6/30/26	1,456,185	370,179 (e)(f)(g)(k)(l)

Total Materials				2,639,988
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.1%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.652%	11/25/32	279,300	$280,064 (g)(k)(l)

Total Senior Loans (Cost — $57,412,571)				53,125,485
			Face Amount†/ Units
Asset-Backed Securities — 11.6%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.575%	1/20/38	250,000	244,111 (a)(g)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	780,000	768,260 (a)(g)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	580,000	586,472 (a)(g)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.414%	10/22/37	670,000	664,373 (a)(g)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.243%	4/15/39	470,000	466,833 (a)(g)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.375%	1/20/37	490,000	489,961 (a)(g)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	290,000	280,522 (a)(g)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.423%	4/15/34	500,000	494,358 (a)(g)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.011%	1/15/39	460,000	459,868 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	800,000	810,294 (a)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	690,000	688,798 (a)(g)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.575%	10/20/37	1,430,000	1,419,628 (a)(g)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	4.369%	7/25/36	1,855,856	1,697,275 (a)(g)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	670,000	660,058 (a)(g)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.925%	10/18/38	580,000	586,526 (a)(g)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	7.375%	4/20/37	790,000	782,778 (a)(g)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.167%	7/25/36	560,000	562,595 (a)(g)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.337%	7/18/30	750,000	755,001 (a)(g)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	600,000	601,457 (a)(g)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	5.579%	10/25/33	296,558	296,124 (g)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	650,000	640,759 (a)(g)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	350,000	346,625 (a)(g)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	7.930%	4/28/37	1,680,000	1,696,990 (a)(g)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.714%	12/25/35	1,190,000	1,166,675 (g)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.140%	3/21/33	598,658	592,403 (a)(g)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	490,000	486,893 (a)(g)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	680,000	683,251 (a)(g)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.325%	4/15/34	700,000	624,424 (a)(g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.044%	2/25/35	1,022,786	1,012,047 (g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	6.625%	10/20/29	1,510,000	1,514,781 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.573%	7/15/36	1,000,000	1,001,458 (a)(g)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	4.919%	8/25/37	1,389,762	1,236,839 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	4.579%	4/25/34	1,284,227	1,329,409 (g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.055%	7/15/31	580,000	583,423 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.080%	10/17/38	480,000	$465,788 (a)(g)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.149%	3/26/35	377,723	357,928 (g)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.269%	7/27/37	1,036,492	843,049 (g)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.059%	1/25/33	191,062	189,098 (g)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	500,000	499,825 (a)(g)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	794,951 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.505%	10/15/34	750,000	726,952 (a)(g)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.130%	4/17/37	990,000	969,890 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	1,680,000	1,684,102 (a)(g)
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.673%	1/15/37	460,000	440,971 (a)(g)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,253,266	1,091,541
Renew, 2024-1A B	9.001%	11/20/59	573,902	577,111 (a)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	720,000	712,037 (a)(g)
SMB Private Education Loan Trust, 2015-C R	11.017%	9/18/46	1,092	294,366 (a)(p)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	3.989%	2/25/36	3,084,372	52,457 (a)(g)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,544,414	1,391,959 (a)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	6/11/35	630,000	632,706 (a)(g)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.267%	1/24/39	340,000	335,812 (a)(g)

Total Asset-Backed Securities (Cost — $43,079,893)				38,291,812
			Face Amount†
Sovereign Bonds — 5.7%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	340,000	347,957 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	570,000	594,661 (a)
Angolan Government International Bond, Senior Notes	9.375%	3/31/33	200,000	212,033 (a)
Total Angola				1,154,651
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	146,792	126,616
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	439,249	340,063 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	637,000	663,595 (a)
Total Argentina				1,130,274
Bahamas — 0.3%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	910,000	1,015,278 (a)
Brazil — 0.8%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,652,000 BRL	2,600,617
Dominican Republic — 0.1%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	310,000	293,244 (d)
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	510,000	521,475 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ecuador — continued
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	174,514	$161,513 (d)
Total Ecuador				682,988
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	460,000	452,867 (d)
El Salvador — 0.2%

El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	530,000	598,264 (a)
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	6.625%	12/11/26	310,000	319,294 *(d)(n)
Ghana — 0.1%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	211,560	194,693 (a)
Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	310,000	325,787 (a)
Jamaica — 0.2%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	739,416
Jordan — 0.1%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	270,000	278,271 (a)
Mexico — 1.5%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	510,000	514,564 (a)
Mexican Bonos, Senior Notes	7.750%	11/23/34	68,720,000 MXN	3,606,260
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	820,000	824,510
Total Mexico				4,945,334
Mozambique — 0.1%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	210,000	172,594 (d)
Nigeria — 0.2%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	520,000	538,272 (d)
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	211,550 (a)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	310,000	331,353 (a)
Senegal — 0.0%††

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	300,000	170,120 (d)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	36,547	34,911 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	13,220 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	94,536 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	55,092 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,071	93,548 (a)
Total Sri Lanka				291,307
Supranational — 0.5%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	164,000,000 INR	1,716,017
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	$159,677 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	329,150	202,314 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	145,057 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	540,586	321,418 (d)
Total Ukraine				828,466

Total Sovereign Bonds (Cost — $18,265,896)				18,990,657
Mortgage-Backed Securities — 0.6%
FHLMC — 0.1%

Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/51	303,755	259,681
FNMA — 0.3%
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	368,282	311,016
Federal National Mortgage Association (FNMA)	6.000%	5/1/54	411,446	420,977
Federal National Mortgage Association (FNMA)	5.000%	11/1/54	190,442	187,961
Federal National Mortgage Association (FNMA)	3.000%	5/1/56	300,000	262,682 (q)
Total FNMA				1,182,636
GNMA — 0.2%
Government National Mortgage Association (GNMA) II	4.000%	5/20/48	77,173	73,610
Government National Mortgage Association (GNMA) II	4.500%	9/20/50	93,110	91,567
Government National Mortgage Association (GNMA) II	2.500%	5/20/52	144,486	123,971
Government National Mortgage Association (GNMA) II	3.500%	5/20/52	144,595	131,939
Government National Mortgage Association (GNMA) II	5.500%	5/20/53	72,619	74,004
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	81,114	80,779
Total GNMA				575,870

Total Mortgage-Backed Securities (Cost — $2,005,847)				2,018,187
			Shares
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			29,268	604,945 *

Health Care — 0.0%††
Health Care Providers & Services — 0.0%††
Sonrava Health Holdings LLC			1,758,130	95,598

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			603	844 *(r)
Spirit Aviation Holdings Inc.			104,017	145,624 *

Total Industrials				146,468
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			165,572	174,678 *(e)(f)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	$0 *(e)(f)(i)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.			1,860	70 *

Total Common Stocks (Cost — $3,345,776)				1,021,759
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $160,312)	3.400%	5/16/45	6,206,206 UYU	165,915
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $899,660)		3/12/30	73,904	103,466 *(a)(e)(r)
	Rate	Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $100,065)	3.875%	7/31/30	100,000	99,557

Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd., Senior Notes (Cost — $63,657)	0.000%	12/31/31	465,617	49,774 (d)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,455	23,907 *
Total Investments before Short-Term Investments (Cost — $337,079,449)				325,908,791
	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,100,839)	3.588%		1,100,839	1,100,839 (s)(t)
Total Investments — 98.5% (Cost — $338,180,288)				327,009,630
Other Assets in Excess of Liabilities — 1.5%				5,022,279
Total Net Assets — 100.0%				$332,031,909

See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of April 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	The coupon payment on this security is currently in default as of April 30, 2026.
(o)
All or a portion of this loan is unfunded as of April 30, 2026. The interest rate for fully unfunded term loans is to be determined. At April 30, 2026, the total principal amount and market value of unfunded commitments totaled $144,827 and $144,938, respectively.

(p)	Rate shown is the current yield based on income received over the trailing twelve months.
(q)	This security is traded on a to-be-announced (“TBA”) basis. At April 30, 2026, the Fund held TBA securities with a total cost of $263,508.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated Companies was $1,100,839 and the cost was $1,100,839 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CORRA	—	Canadian Overnight Repo Rate Average
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At April 30, 2026, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Dollar/Australian Dollar, Put (Premiums received — $6,745)	JPMorgan Chase & Co.	5/19/26	$0.735	1,702,000	1,702,000	$(2,517)

†	Notional amount denominated in U.S. dollar unless otherwise noted.
At April 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	67	9/26	$16,136,228	$16,137,788	$1,560
3-Month SONIA	127	3/27	41,469,077	41,298,524	(170,553)
Australian 10-Year Bonds	61	6/26	4,771,979	4,701,881	(70,098)
Euro-Bund	16	6/26	2,399,855	2,354,060	(45,795)
U.S. Treasury 2-Year Notes	216	6/26	45,020,483	44,739,000	(281,483)
U.S. Treasury 5-Year Notes	513	6/26	56,222,317	55,319,837	(902,480)
U.S. Treasury 10-Year Notes	128	6/26	14,457,729	14,156,000	(301,729)
U.S. Treasury Ultra Long-Term Bonds	22	6/26	2,638,548	2,530,688	(107,860)
United Kingdom Long Gilt Bonds	12	6/26	1,509,312	1,413,928	(95,384)
					(1,973,822)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bobl	10	6/26	$1,375,175	$1,354,979	$20,196
U.S. Treasury Long-Term Bonds	7	6/26	805,644	789,906	15,738
U.S. Treasury Ultra 10-Year Notes	10	6/26	1,130,081	1,128,594	1,487
					37,421
Net unrealized depreciation on open futures contracts					$(1,936,401)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	567,000	USD	408,920	JPMorgan Chase & Co.	5/21/26	$(862)
USD	1,750,476	BRL	9,250,038	JPMorgan Chase & Co.	6/2/26	(101,768)
INR	16,409,315	USD	171,646	Bank of America N.A.	7/16/26	29
USD	199,019	EUR	168,083	BNP Paribas SA	7/16/26	1,069
USD	201,434	EUR	170,000	BNP Paribas SA	7/16/26	1,227
USD	3,356,032	GBP	2,535,486	BNP Paribas SA	7/16/26	(93,235)
USD	7,569	JPY	1,190,000	BNP Paribas SA	7/16/26	(81)
USD	1,190,516	JPY	187,170,000	BNP Paribas SA	7/16/26	(12,720)
AUD	192,460	USD	133,314	Citibank N.A.	7/16/26	5,041
USD	541,000	AUD	752,000	Citibank N.A.	7/16/26	404
USD	116,336	CAD	161,112	Citibank N.A.	7/16/26	(2,661)
USD	1,967,313	INR	185,694,673	Citibank N.A.	7/16/26	24,573
EUR	601,649	USD	699,086	JPMorgan Chase & Co.	7/16/26	9,469
JPY	371,597,000	USD	2,343,056	JPMorgan Chase & Co.	7/16/26	45,783
USD	574,304	EUR	485,199	JPMorgan Chase & Co.	7/16/26	2,890
USD	1,165,631	JPY	183,237,000	JPMorgan Chase & Co.	7/16/26	(12,321)
USD	4,313,426	MXN	77,260,362	Morgan Stanley & Co. Inc.	7/16/26	(80,827)
Net unrealized depreciation on open forward foreign currency contracts						$(213,990)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
At April 30, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	$(93,172)	—	$(93,172)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(869,941)	—	(869,941)
JPMorgan Chase & Co.	13,624,000BRL	1/2/31	BRL-CDI**	13.250%**	(25,630)	—	(25,630)
JPMorgan Chase & Co.	21,100,000BRL	1/2/31	BRL-CDI**	13.300%**	(34,195)	—	(34,195)
Total					$(1,022,938)	—	$(1,022,938)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$178,387	$—	$178,387

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Inc., 4.625%, due 10/15/29	$595,000	6/20/30	2.968%	5.000% quarterly	$43,794	$54,325	$(10,531)
Nabors Industries Inc., 9.125%, due 1/31/30	273,000	6/20/29	1.540%	1.000% quarterly	(4,293)	(27,108)	22,815
Total	$868,000				$39,501	$27,217	$12,284

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$595,000	6/20/30	1.459%	5.000% quarterly	$(78,804)	$(66,459)	$(12,345)
Transocean Inc., 8.000%, due 2/1/27	273,000	6/20/29	1.268%	1.000% quarterly	2,143	21,891	(19,748)
Total	$868,000				$(76,661)	$(44,568)	$(32,093)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$15,446,000	6/20/31	5.000% quarterly	$1,100,755	$608,890	$491,865
Markit CDX.NA.IG.46 Index	14,552,000	6/20/31	1.000% quarterly	305,662	242,248	63,414
Total	$29,998,000			$1,406,417	$851,138	$555,279

See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$5,213,790	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$199,992	—	$199,992

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 42 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.017%
BRL-CDI	14.400%
Daily SOFR Compound	3.660%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,431,227	$11,859,391	6.21%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,269,000	5,701,476	2.98%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,303,000	5,670,779	2.97%
Bahamas Government International Bond, 8.250% due 6/24/36	6,521,000	7,283,956	3.81%
Benin Government International Bond, 7.960% due 2/13/38	5,468,000	5,621,787	2.94%
Costa Rica Government International Bond, 6.550% due 4/3/34	7,054,000	7,567,179	3.96%
Dominican Republic International Bond, 4.500% due 1/30/30	9,696,025	9,346,968	4.89%
Ecuador Government International Bond, 6.900% due 7/31/35	7,778,430	7,210,605	3.77%
Ecuador Government International Bond, 8.750% due 1/29/34	2,617,500	2,671,045	1.40%
Egypt Government International Bond, 5.800% due 9/30/27	3,806,000	3,781,413	1.98%
Egypt Government International Bond, 7.903% due 2/21/48	4,478,882	3,854,459	2.02%
El Salvador Government International Bond, 7.125% due 1/20/50	6,460,563	5,866,191	3.07%
Ethiopia International Bond, 6.625% due 12/11/26(a)	6,384,935	6,376,533	3.34%
Ghana Government International Bond, 5.000% due 7/3/29	2,981,000	2,530,383	1.32%
Ghana Government International Bond, 5.000% due 7/3/35	4,267,000	3,906,182	2.04%
Guatemala Government Bond, 5.375% due 4/24/32	6,704,000	6,764,336	3.54%
Ivory Coast Government International Bond, 6.750% due 2/25/41	8,650,370	7,971,662	4.17%
Ivory Coast Government International Bond, 7.625% due 1/30/33	5,402,221	5,673,953	2.97%
Jordan Government International Bond, 7.500% due 1/13/29	3,562,465	3,696,129	1.94%
Mozambique International Bond, 9.000% due 9/15/31	4,420,000	3,609,239	1.89%
Nigeria Government International Bond, 7.375% due 9/28/33	11,573,319	11,832,098	6.19%
Paraguay Government International Bond, 6.100% due 8/11/44	4,634,861	4,664,988	2.44%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	25,262,896	9,466,393	4.95%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,768,517	3,251,743	1.70%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	5,530,744	4,797,920	2.52%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	9,040,433	6,735,123	3.53%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	6,082,293	5,634,484	2.95%
Senegal Government International Bond, 6.250% due 5/23/33	3,222,000	1,807,542	0.95%
Senegal Government International Bond, 6.750% due 3/13/48	6,888,000	3,693,690	1.93%
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

 Western Asset Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.100% due 1/15/30	$2,528,000	$2,407,339	1.26%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,245,000	2,000,463	1.05%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,195,000	2,460,150	1.29%
Sri Lanka Government International Bond, 3.600% due 5/15/36	1,067,000	1,002,980	0.52%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,582,000	1,491,035	0.78%
Sri Lanka Government International Bond, 4.000% due 4/15/28	730,384	368,572	0.19%
Ukraine Government International Bond, 0.000% due 2/1/34	2,109,000	993,339	0.52%
Ukraine Government International Bond, 0.000% due 2/1/35	1,806,000	919,254	0.48%
Ukraine Government International Bond, 0.000% due 2/1/36	1,815,000	921,113	0.48%
Ukraine Government International Bond, 4.500% due 2/1/34	3,163,000	1,929,430	1.01%
Ukraine Government International Bond, 4.500% due 2/1/35	3,132,788	1,879,673	0.99%
Ukraine Government International Bond, 4.500% due 2/1/36	1,641,000	968,190	0.51%
Zambia Government International Bond, 0.500% due 12/31/53	7,139,384	4,877,342	2.55%
Total		191,066,527	100.00%
(a)
The coupon payment on this security is currently in default as of April 30, 2026.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Income Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$27,463,601	$2,981,016	$30,444,617
Financials	—	17,640,051	0 *	17,640,051
Other Corporate Bonds & Notes	—	100,135,311	—	100,135,311
Collateralized Mortgage Obligations	—	63,798,293	—	63,798,293
Senior Loans:
Consumer Discretionary	—	7,871,849	584,544	8,456,393
Financials	—	11,766,654	270,675	12,037,329
Industrials	—	6,446,076	360,753	6,806,829
Information Technology	—	6,905,299	2,556,834	9,462,133
Materials	—	2,269,809	370,179	2,639,988
Other Senior Loans	—	13,722,813	—	13,722,813
Asset-Backed Securities	—	38,291,812	—	38,291,812
Sovereign Bonds	—	18,990,657	—	18,990,657
Mortgage-Backed Securities	—	2,018,187	—	2,018,187
Common Stocks:
Industrials	$145,624	844	—	146,468
Information Technology	—	—	174,678	174,678
Materials	—	—	0 *	—
Other Common Stocks	—	700,613	—	700,613
Non-U.S. Treasury Inflation Protected Securities	—	165,915	—	165,915
Warrants	—	103,466	—	103,466
U.S. Government & Agency Obligations	—	99,557	—	99,557
Convertible Bonds & Notes	—	49,774	—	49,774
Rights	—	23,907	—	23,907
Total Long-Term Investments	145,624	318,464,488	7,298,679	325,908,791
Short-Term Investments†	1,100,839	—	—	1,100,839
Total Investments	$1,246,463	$318,464,488	$7,298,679	$327,009,630

Western Asset Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$38,981	—	—	$38,981
Forward Foreign Currency Contracts††	—	$90,485	—	90,485
Centrally Cleared Interest Rate Swaps††	—	178,387	—	178,387
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	22,815	—	22,815
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	555,279	—	555,279
OTC Total Return Swaps	—	199,992	—	199,992
Total Other Financial Instruments	$38,981	$1,046,958	—	$1,085,939
Total	$1,285,444	$319,511,446	$7,298,679	$328,095,569
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$2,517	—	$2,517
Futures Contracts††	$1,975,382	—	—	1,975,382
Forward Foreign Currency Contracts††	—	304,475	—	304,475
OTC Interest Rate Swaps	—	1,022,938	—	1,022,938
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	10,531	—	10,531
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	32,093	—	32,093
Total	$1,975,382	$1,372,554	—	$3,347,936

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$2,581,233	$5,931	—	$151,861	$241,991
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	1,125,974	1,158	$802	(12,089)	587,542
Financials	864,300	715	(477)	4,135	477,299
Industrials	354,757	384,143	(126,321)	(342,682)	695,662
Information Technology	—	1,704	74	(337,090)	376,200
Materials	1,368,529	—	—	(1,081,530)	83,180
Sovereign Bonds	827,400	—	(4,200)	12,600	—

Western Asset Income Fund 2026 Quarterly Report

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	—	—	—	$9,106	$165,572
Materials	$38,040	—	—	(38,040)	—
Total	$7,160,233	$393,651	$(130,122)	$(1,633,729)	$2,627,446

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,981,016	$151,861
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(1,118,843)	—	—	584,544	(3,495)
Financials	(10,700)	—	$(1,064,597)	270,675	3,375
Industrials	(604,805)	—	—	360,753	(338,344)
Information Technology	(17,033)	$2,532,979	—	2,556,834	(337,090)
Materials	—	—	—	370,179	(1,081,530)
Sovereign Bonds	(835,800)	—	—	—	—
Common Stocks:
Information Technology	—	—	—	174,678	9,106
Materials	—	—	—	0 *	—
Total	$(2,587,181)	$2,532,979	$(1,064,597)	$7,298,679	$(1,596,117)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 4/30/26 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Value, Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds & Notes	$2,981	Recent Transaction	Transaction Price	Not Applicable	Increase
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Western Asset Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2026. The following transactions were effected in such company for the period ended April 30, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,526,843	$68,369,411	68,369,411	$78,795,415	78,795,415

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$113,700	—	$1,100,839
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2026	Value Per Share/ Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$844	$1.40	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	103,466 (b)	1.40	0.03
Total			$907,000	$104,310		0.03%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Income Fund 2026 Quarterly Report